Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2011
Registrant Name	dei_EntityRegistrantName	COLORADO BONDSHARES A TAX EXEMPT FUND
Central Index Key	dei_EntityCentralIndexKey	0000810744
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan. 30, 2012
Prospectus Date	rr_ProspectusDate	Jan. 30, 2012
COLORADO BONDSHARES - A TAX-EXEMPT FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Colorado BondShares — A Tax-Exempt Fund (the “Fund”) is a diversified, open-end mutual fund whose primary goal is to maximize income that is exempt from both federal and Colorado state income taxes while simultaneously preserving capital. The Fund also seeks opportunities for capital appreciation.
Fees and Expenses	cbatef810744_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section of this prospectus entitled “How Are Sales Charges Determined” beginning on page 22 and in the section of the Fund’s Statement of Additional Information entitled “What Reductions In Sales Charges Are Provided And To Whom?” beginning on page B-23.
Expense Breakpoint Discounts	cbatef810744_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section of this prospectus entitled “How Are Sales Charges Determined” beginning on page 22 and in the section of the Fund’s Statement of Additional Information entitled “What Reductions In Sales Charges Are Provided And To Whom?” beginning on page B-23.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
SHAREHOLDER FEES	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	0.50%
Other Expenses (Legal, audit, transfer agent, reporting and custodian fees and expenses)	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	rr_ExpenseExampleYear01	531
3 Years	rr_ExpenseExampleYear03	652
5 Years	rr_ExpenseExampleYear05	783
10 Years	rr_ExpenseExampleYear10	1,166
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
1 Year	rr_ExpenseExampleNoRedemptionYear01	531
3 Years	rr_ExpenseExampleNoRedemptionYear03	652
5 Years	rr_ExpenseExampleNoRedemptionYear05	783
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,166
Portfolio Turnover	cbatef810744_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year (ended September 30, 2011), the Fund’s portfolio turnover rate was 4.67% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.67%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To achieve the Fund’s investment objective, under normal market conditions, the Fund will attempt to invest up to 100% and, except for temporary investments, will invest at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in tax-exempt bonds and other tax-exempt securities, including tax-exempt notes and tax-exempt municipal leases of the State of Colorado, its political subdivisions, municipalities and public authorities (“Tax-Exempt Obligations”). Under normal circumstances, the Tax-Exempt Obligations that are invested in by the Fund will mostly include tax-exempt bonds (at least 65% of the value of the Fund’s total assets). The interest on the Tax-Exempt Obligations will be exempt from regular federal income taxes and from Colorado personal income tax. The Fund may invest generally no more than 20% of the investments of the Fund in securities that may subject you to federal alternative minimum tax.

The Fund will invest primarily in Tax-Exempt Obligations that are not rated by a Nationally Recognized Statistical Rating Organization, but that the Investment Adviser determines are of equivalent quality to investments rated no less than investment grade (“Baa” or “BBB”). The Fund is not restricted in the amount of not rated Tax-Exempt Obligations in which it can invest, and no more than 50% of its investments can be invested in rated Tax-Exempt Obligations. The Fund may also invest in Tax-Exempt Obligations that are rated below investment grade by a Nationally Recognized Statistical Rating Organization, or that are determined to have equivalent quality as determined by the Investment Adviser. Less than 35% of the Fund’s total assets will be invested in Tax-Exempt Obligations that are rated lower than investment grade by Moody’s or S&P, or that are determined to have equivalent below investment grade quality by the Investment Adviser at the time of purchase. The Tax-Exempt Obligations that are below investment grade may also include securities rated “Ba1” and “BB+” or below, which are sometimes referred to as “junk bonds.” Some of the securities in which the fund invests may have credit and liquidity support features, including guarantees and letters of credit. The Fund is a “diversified” investment company, meaning that as to 75% of the Fund’s total assets, no more than 5% of the assets of the Fund will be invested in the obligations of any one issuer.

Obligations which are not rated generally offer higher yields than Tax-Exempt Obligations with equivalent quality that are rated, but also are generally subject to higher risk. The Fund relies on the professional judgment of the Investment Adviser (through the portfolio manager) to make decisions about the Fund’s portfolio securities and the Fund’s investments, and given that most of the Fund’s investments are not rated, the Investment Adviser’s judgment, analysis and experience (through the portfolio manager) are more important than they would be if the Fund relied more on rating agencies for evaluating credit quality. The Investment Adviser attempts to manage the higher risk of investing in not rated Tax-Exempt Obligations by analyzing various factors in managing the Fund’s portfolio, which may include performing credit analysis, reviewing the current economic trends and developments in the geographic areas affecting the Fund’s investments, reviewing general market conditions, comparing pricing of similar investments issued by comparable issuers, reviewing current and anticipated changes in interest rates, evaluating other factors relevant to a particular security being evaluated and actively managing and diversifying the portfolio among municipal issuers. Securities may be sold when the Investment Adviser believes that they no longer represent relatively attractive investment opportunities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To achieve the Fund’s investment objective, under normal market conditions, the Fund will attempt to invest up to 100% and, except for temporary investments, will invest at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in tax-exempt bonds and other tax-exempt securities, including tax-exempt notes and tax-exempt municipal leases of the State of Colorado, its political subdivisions, municipalities and public authorities (“Tax-Exempt Obligations”).
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

By investing in the Fund, you are subject to several investment risks. The occurrence of any one of these risks, or a combination of these risks, could adversely affect the Fund’s net asset value, yield and/or total return. By investing in the Fund, you are exposed to the following principal risks:

• Your investment in the Fund is not insured or guaranteed by any government agency.

• You can lose money on your investment.

• We are not limited in the amount of Fund assets that can be invested in Tax-Exempt Obligations. A downturn in the municipal debt market would negatively affect your investment.

• We will invest up to 100% of our assets in not rated Tax-Exempt Obligations. These not rated obligations generally have a higher level of credit risk and market risk than rated obligations and are also subject to interest rate risk, prepayment or “call” risk and liquidity risk.

• We can invest in Tax-Exempt Obligations that are lower-rated (rated below investment grade) or are not rated and are determined to have equivalent quality as determined by the Investment Adviser. Securities with lower ratings are generally more sensitive to changes in economic and other conditions, and have a higher risk of default which makes your investment high risk.

• The market to buy and sell the Tax-Exempt Obligations may be limited because these obligations may be not rated or lower-rated.

• The tax-exempt status of some or all of the Tax-Exempt Obligations may be modified or eliminated through legislative action.

The Fund is designed for investors subject to income taxation in the higher tax brackets who can take advantage of the tax-exempt nature of the Fund’s income. The Fund is not intended for tax-exempt investors such as pension funds, charities or IRAs who cannot take advantage of the tax benefits of the Fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not insured or guaranteed by any government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment.
Performance Information	cbatef810744_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and 10-year periods ended December 31, 2011 compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by contacting the Fund at (303) 572-6990 or, outside of Denver, at (800) 572-0069 as set forth on the back page of this prospectus.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and 10-year periods ended December 31, 2011 compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available by contacting the Fund at (303) 572-6990 or, outside of Denver, at (800) 572-0069 as set forth on the back page of this prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(303) 572-6990 or, outside of Denver, at (800) 572-0069
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart shows the Fund’s annual total returns for each of the last 10 calendar years:
2002	rr_AnnualReturn2002	6.05%	[1]
2003	rr_AnnualReturn2003	6.61%	[1]
2004	rr_AnnualReturn2004	5.43%	[1]
2005	rr_AnnualReturn2005	5.83%	[1]
2006	rr_AnnualReturn2006	6.58%	[1]
2007	rr_AnnualReturn2007	5.28%	[1]
2008	rr_AnnualReturn2008	0.77%	[1]
2009	rr_AnnualReturn2009	5.62%	[1]
2010	rr_AnnualReturn2010	3.64%	[1]
2011	rr_AnnualReturn2011	6.42%	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the 10-year period reflected in the bar chart above, the Fund’s highest return for a calendar quarter was 2.81% in the quarter ended September 30, 2009 and the lowest return was -0.96% in the quarter ended December 31, 2008.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.81%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.96%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table summarizes the Fund’s average annual total return (before taxes, after taxes on distributions, and after taxes on distributions and sales of shares of the Fund) for the one-, five- and 10-calendar year periods ended December 31, 2011 and compares them to two different broad measures of market results, including the Barclays Capital Municipal Bond Total Return Index (“Barclays Index”) and the Lipper General Municipal Debt Fund Index (“Lipper Index”). Past performance (before and after taxes) is not indicative of future performance.

The after-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns on distributions and sales of shares of the Fund will be higher than other return figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the investor.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns on distributions and sales of shares of the Fund will be higher than other return figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the investor.
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2011)
COLORADO BONDSHARES - A TAX-EXEMPT FUND | Return Before Taxes
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.36%
5 Years	rr_AverageAnnualReturnYear05	3.31%
10 Years	rr_AverageAnnualReturnYear10	4.69%
COLORADO BONDSHARES - A TAX-EXEMPT FUND | Return After Taxes on Distributions
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	1.35%
5 Years	rr_AverageAnnualReturnYear05	3.27%
10 Years	rr_AverageAnnualReturnYear10	4.68%
COLORADO BONDSHARES - A TAX-EXEMPT FUND | Return After Taxes on Distributions and Sales of Fund Shares
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sales of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	1.83%
5 Years	rr_AverageAnnualReturnYear05	3.47%
10 Years	rr_AverageAnnualReturnYear10	4.75%
COLORADO BONDSHARES - A TAX-EXEMPT FUND | Barclays Index
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	10.70%
5 Years	rr_AverageAnnualReturnYear05	5.22%
10 Years	rr_AverageAnnualReturnYear10	5.38%
COLORADO BONDSHARES - A TAX-EXEMPT FUND | Lipper Index
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Index	[2]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	10.96%
5 Years	rr_AverageAnnualReturnYear05	4.18%
10 Years	rr_AverageAnnualReturnYear10	4.77%

[1]	The Fund's return for the period for the quarter ending December 31, 2011 was 1.45%.
[2]	The Lipper Index, the secondary index included by the Fund in the table above, is a non-weighted index of the 30 largest funds that invest at least 65% of their respective assets in municipal debt issues that are rated in one of the top four credit rating categories (without consideration of plus or minus modifiers). The Lipper Index is the same index that the Fund has utilized since it began including this table in its prospectus and includes funds that disclose investment objectives that are reasonably comparable to the Fund's primary objective.